Information by business segment (Tables)	12 Months Ended
Dec. 31, 2020
Information by business segment
Schedule of segment results and reconciliation to (loss) income before income tax

	2020
			Intersegment
	Mining	Smelting	sales	Adjustments	Consolidated
Net revenues	748,462	1,550,323	(375,402)	27,546	1,950,929
Cost of sales	(625,408)	(1,287,902)	375,402	(26,023)	(1,563,931)
Gross profit	123,054	262,421	—	1,523	386,998
Selling, general and administrative	(70,354)	(64,874)	—	(16,391)	(151,619)
Mineral exploration and project evaluation	(48,555)	(5,466)	—	(3,180)	(57,201)
Impairment of non-current assets	(512,706)	(44,791)	—	—	(557,497)
Other income and expenses, net	(23,648)	(5,545)	—	10,029	(19,164)
Operating (loss) income	(532,209)	141,745	—	(8,019)	(398,483)
Depreciation and amortization	159,984	82,650	—	1,291	243,925
Impairment of non-current assets	512,706	44,791	—	—	557,497
Adjusted EBITDA	140,481	269,186	—	(6,728)	402,939
Impairment of non-current assets					(557,497)
Depreciation and amortization					(243,925)
Net financial results					(278,175)
Loss before income tax					(676,658)

	2019
			Intersegment
	Mining	Smelting	sales	Adjustments	Consolidated
Net revenues	1,000,580	1,865,733	(535,776)	2,178	2,332,715
Cost of sales	(805,058)	(1,655,062)	535,776	(23,484)	(1,947,828)
Gross profit	195,522	210,671	—	(21,306)	384,887
Selling, general and administrative	(117,280)	(89,540)	—	(9,691)	(216,511)
Mineral exploration and project evaluation	(109,549)	(9,503)	—	(11)	(119,063)
Impairment of non-current assets	(142,133)	—	—	—	(142,133)
Other income and expenses, net	(13,955)	(29,569)	—	25,318	(18,206)
Operating (loss) income	(187,395)	82,059	—	(5,690)	(111,026)
Depreciation and amortization	217,870	97,975	—	2,047	317,892
Impairment of non-current assets (i)	142,133	—	—	—	142,133
Adjusted EBITDA	172,608	180,034	—	(3,643)	348,999
Impairment of non-current assets (i)					(142,133)
Depreciation and amortization					(317,892)
Net financial results					(104,854)
Loss before income tax					(215,880)

	2018
			Intersegment
	Mining	Smelting	sales	Adjustments	Consolidated
Net revenues	1,164,209	2,030,568	(704,031)	924	2,491,670
Cost of sales	(711,054)	(1,878,769)	704,031	(6,455)	(1,892,247)
Gross profit	453,155	151,799	—	(5,531)	599,423
Selling, general and administrative	(54,705)	(87,929)	—	(16,969)	(159,603)
Mineral exploration and project evaluation	(115,994)	(11,067)	—	(2,498)	(129,559)
Impairment of non-current assets	—	(3,283)	—	—	(3,283)
Other income and expenses, net	(24,435)	30,428	—	21,582	27,575
Operating (loss) income	258,021	79,948	—	(3,416)	334,553
Depreciation and amortization	172,357	94,832	—	—	267,189
Gains on sales of investments and other miscellaneous adjustments (i)	—	—	—	(233)	(233)
Impairment of non-current assets (i)	—	—	—	3,283	3,283
Adjusted EBITDA	430,378	174,780	—	(366)	604,792
Impairment of non-current assets (i)					(3,283)
Gains on sales of investments and other miscellaneous adjustments (i)					233
Depreciation and amortization					(267,189)
Net financial results					(202,654)
Income before income tax					131,899
(i)	For the years ended December 31, 2019 and 2018, this line was described as "Exceptional items”.